VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.1%
Alabama—2.3%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$910	$983
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	507
5.000%, 12/1/25	1,000	1,019
		2,509

Arizona—4.8%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,197
5.000%, 7/1/37	360	431
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	599
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	654
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,216
5.000%, 8/1/25	1,000	1,088
		5,185

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	614
California—3.2%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.500%, 6/1/23	225	242
4.500%, 6/1/24	150	166
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	314
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	464
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	827
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	666
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	533
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	203
		3,415

	Par Value	Value

Colorado—5.9%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	$400	$483
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,395	1,508
6.250%, 11/15/28	2,250	2,867
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,456
		6,314

Connecticut—2.9%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	445	475
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	848
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	200	207
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	944
Special Tax Revenue, 3.125%, 5/1/40	610	668
		3,142

District of Columbia—4.8%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,129
Florida—12.6%
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,231
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	359
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	265
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,168
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	356
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	45
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	231
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	2,000
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,331
See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Florida—continued
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	$750	$889
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	578
		13,453

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	641
Idaho—1.7%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	290
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,502
		1,792

Illinois—13.5%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	26
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	531
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	603
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	623
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	440
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,293
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	254
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,209
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	844
5.000%, 2/1/26	1,490	1,656
5.000%, 2/1/27	1,250	1,517
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	939
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	542
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,865
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,544
	Par Value	Value

Illinois—continued
5.125%, 4/1/36	$500	$501
		14,387

Indiana—2.8%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	855
Parkview Health System, 5.000%, 11/1/43	1,700	2,094
		2,949

Maine—2.4%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,086
5.000%, 7/1/29	580	629
5.000%, 7/1/30	770	836
		2,551

Maryland—2.2%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	196
1.950%, 9/1/41	500	490
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	928
5.000%, 5/15/42	600	735
		2,349

Massachusetts—0.6%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	610
Michigan—2.4%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,425
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	586
4.000%, 10/15/36	500	570
		2,581

Mississippi—1.1%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,200
New Jersey—4.1%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	977
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, (Pre-Refunded 10/1/21 @ 100) 4.375%, 4/1/28	1,630	1,647
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	282

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

New Jersey—continued
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	$220	$274
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	313
5.000%, 6/1/32	250	312
5.000%, 6/1/33	250	311
5.000%, 6/1/34	250	310
		4,426

New York—2.3%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	599
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	217
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	500	497
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	275
(AGM Insured) 3.000%, 1/1/37	100	110
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	178
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	331
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	230
		2,437

Ohio—2.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	585
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,323
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	557
		2,465

Oregon—2.5%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	390	428
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,321
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	981
		2,730

	Par Value	Value

Pennsylvania—3.4%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	$250	$286
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	306
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,652
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	372
		3,616

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	334
Tennessee—2.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,136
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,239
		2,375

Texas—13.0%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,180
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,218
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,947
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	460	485
(AGM Insured) 5.000%, 9/1/25	1,015	1,069
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,235	1,455
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.768%, 9/15/27(2)	2,400	2,423
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,345
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	735
		13,857

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	$300	$357
Virginia—0.6%
Virginia College Building Authority, Marymount University Revenue,
144A 5.000%, 7/1/21(3)	400	400
144A 5.000%, 7/1/22(3)	195	202
		602

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	325
Wisconsin—1.4%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,181
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	275
		1,456

Total Municipal Bonds (Identified Cost $94,740)		103,801

	Shares
Exchange-Traded Fund—1.3%
VanEck Vectors High Yield Muni ETF(4)	22,000	1,400
Total Exchange-Traded Fund (Identified Cost $1,322)		1,400

Total Long-Term Investments—98.4% (Identified Cost $96,062)		105,201

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	552,827	553
Total Short-Term Investment (Identified Cost $553)		553

TOTAL INVESTMENTS—98.9% (Identified Cost $96,615)		$105,754
Other assets and liabilities, net—1.1%		1,142
NET ASSETS—100.0%		$106,896
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At June 30, 2021, 15.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $933 or 0.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$103,801	$—	$103,801
Exchange-Traded Fund	1,400	1,400	—
Money Market Mutual Fund	553	553	—
Total Investments	$105,754	$1,953	$103,801
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.